Annual Total Returns - Multi Trust Funds	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Natixis Loomis Sayles Focused Growth ETF | Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	15.44%	38.22%
Natixis Vaughan Nelson Select ETF | N
Prospectus [Line Items]
Annual Return [Percent]	13.61%	10.22%	22.48%	(16.59%)	39.60%